Cash Flow Information	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
Cash Flow Information
For the year ended December 31, 2014, the Company had non-cash investing activities not included in the consolidated statement of cash flows of $7,568 relating to costs associated with vessels and vessels under construction that had not been paid as of December 31, 2014.
For the year ended December 31, 2014, the Company had non-cash financing activities not included in the statement of cash flows of $532 relating to deferred financing costs that had not been paid as of December 31, 2014 and $357 relating to costs of issuing common stock that have not been paid as of December 31, 2014. For the period from March 20, 2013 (date of inception) to December 31, 2013, the Company had non-cash financing activities not included in the statement of cash flows of $665 relating to costs of issuing common stock that have not been paid as of December 31, 2013.
For the year ended December 31, 2014, the Company transferred $67,319 from vessels under construction to vessels at the time of delivery from the shipyard.
For the year ended December 31, 2014, the Company transferred $97,103 from vessels under construction to assets held for sale (see Note 7).
For the year ended December 31, 2014, the Company paid interest of $1,273 and capitalized $1,600 of interest, which is included in consolidated statement of cash flows as investing activities.